Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) (Teekay Offshore [Member], USD $) In Thousands, unless otherwise specified		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2010 TOTAL EQUITY Non-controlling Interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary		$ 35,000
Minority interest ownership percentage	29.20%	67.00%
Percentage of non-controlling interest owner's share		33.00%